Funds held for clients - (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 368,112	$ 325,552
Cash and cash equivalents
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	187,823	141,151
Long-term bonds
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 180,289	$ 184,401